CONTRACTUAL RIGHTS AND OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2024
CONTRACTUAL OBLIGATIONS AND RIGHTS
Schedule of contractual obligations by maturities

	30 June	30 June	31 December
USDm	2024	2023	2023

Second-hand vessels commitments:
Within one year	—	—	190.4
Total	—	—	190.4

Committed scrubber installations and other minor investments:
Within one year	17.4	16.7	23.6
Between one and two years	1.7	—	—
Between two and three years	6.8	—	2.0
Between three and four years	3.1	—	8.1
Between four and five years	—	—	2.0
Total	29.0	16.7	35.7

Schedule of contractual rights

	30 June	30 June	31 December
USDm	2024	2023	2023

Charter hire income for vessels - as lessor
Received within one year	88.6	—	37.8
Received between one and two years	38.3	—	24.1
Received between two and three years	25.1	—	—
Total	152.0	—	61.9

The charter hire income for these vessels under time charter is recognized under "Revenue".